COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.    COMMITMENTS AND CONTINGENCIES

The provisions recorded are detailed below:

	12/31/2022	12/31/2021
Legal issues	197,158	141,755
Labor lawsuits	580,669	624,610
Tax	181,830	277,032
Unused Balances of Credit Cards	455,424	404,901
Charges to be paid to National Social Security Administration	135,676	105,301
Judicial Deposits	47,448	53,373
Eventual commitments	87,249	116,256
Others	6,202	56,541
Total	1,691,656	1,779,769